Long-Term Debt and Other Long-Term Liabilities - Schedule of Redemption Prices of Notes (Details)	12 Months Ended
Dec. 31, 2017
7% Senior Notes | Year Beginning August 1, 2018
Long-term debt
Redemption price (as a percent)	105.25%
7% Senior Notes | Year Beginning August 1, 2019
Long-term debt
Redemption price (as a percent)	103.50%
7% Senior Notes | Year Beginning August 1, 2020
Long-term debt
Redemption price (as a percent)	101.75%
7% Senior Notes | Year Beginning August 1, 2021 and Thereafter
Long-term debt
Redemption price (as a percent)	100.00%
6% Senior Notes | Year Beginning August 1, 2020
Long-term debt
Redemption price (as a percent)	104.50%
6% Senior Notes | Year Beginning April 1, 2021
Long-term debt
Redemption price (as a percent)	103.00%
6% Senior Notes | Year Beginning April 1, 2022
Long-term debt
Redemption price (as a percent)	101.50%
6% Senior Notes | Year Beginning April 1, 2023 and Thereafter
Long-term debt
Redemption price (as a percent)	100.00%